Statements of Operations (Parenthetical) - Distoken Acquisition Corporation [Member] - shares	Jan. 30, 2023	Jan. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Common stock shares subject to forfeiture		258,000	258,000
Ordinary shares, dividends dhares	0.2
Stock dividends shares	1,725,000